Fair Value Of Financial Instruments - Additional Information (Detail) (Senior Secured Term Loan [Member], USD $)	Dec. 31, 2011
Senior Secured Term Loan [Member]
Fair Value Measurements Of Financial Instruments [Line Items]
Senior Secured Debt, Carrying Amount	$ 206,000,000
Senior Secured Debt, Fair value	$ 235,000,000